Shareholders’ Equity (Details) - USD ($)							12 Months Ended
		May 29, 2026	Apr. 04, 2025	Dec. 12, 2023	Jun. 26, 2023	Dec. 02, 2022	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024	Jun. 22, 2026	Apr. 07, 2026	Nov. 07, 2025	Apr. 05, 2025
Shareholders’ Equity [Line Items]
Additional paid-in capital (in Dollars)					$ 552,485			$ 690,878	$ 1,970,098
Percentage of outstanding ordinary shares				30.00%
Gross proceeds (in Dollars)								(216,998)	(707,233)
Warrants aggregate grant date fair value			$ 168,266
Number of shares issued			3,750
Hainan Lianhe Enterprise Management Group Co., Ltd. [Member]
Shareholders’ Equity [Line Items]
Additional paid-in capital (in Dollars)						$ 416,913
Hainan Lianhe [Member]
Shareholders’ Equity [Line Items]
Payment of expenses (in Dollars)								$ 685,878	$ 1,417,613
Minimum [Member]
Shareholders’ Equity [Line Items]
Warrant exercise price per share													$ 4.8
Maximum [Member]
Shareholders’ Equity [Line Items]
Warrant exercise price per share													$ 76.8
Shareholder Approval of Share Consolidation [Member] | Minimum [Member] | Subsequent Event [Member]
Shareholders’ Equity [Line Items]
Share capital		$ 50,000
Shareholder Approval of Share Consolidation [Member] | Maximum [Member] | Subsequent Event [Member]
Shareholders’ Equity [Line Items]
Share capital		$ 80,000,000
Class A Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares authorized	[1]						28,125,000	28,125,000
Ordinary shares, par value (in Dollars per share)	[1]						$ 0.0016	$ 0.0016
Shares issued	[1]						3,250,000	3,125,000
Number of transactions shares				15,000,000
Beneficial owner shares				15,000,000
Shares outstanding	[1]						3,250,000	3,125,000
Class A Ordinary Shares [Member] | Forecast [Member]
Shareholders’ Equity [Line Items]
Shares issued										1
Class A Ordinary Shares [Member] | Subsequent Event [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, par value (in Dollars per share)		$ 0.0001
Class A Ordinary Shares [Member] | Approval of Dual-Class Share Structure [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, par value (in Dollars per share)												$ 0.0001
Shares issued							398,000,000
Shares outstanding							52,000,000
Class A Ordinary Shares [Member] | Shareholder Approval of Share Consolidation [Member] | Forecast [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, par value (in Dollars per share)										$ 0.0016
Shares issued										16
Shares outstanding										16
Class A Ordinary Shares [Member] | Shareholder Approval of Share Consolidation [Member] | Subsequent Event [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, par value (in Dollars per share)		$ 0.0016
Shares issued		16
Consolidated shares		1
Class A Ordinary Shares [Member] | Shareholder Approval of Share Consolidation [Member] | Minimum [Member] | Subsequent Event [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, par value (in Dollars per share)		$ 0.0016
Shares issued		28,125,000
Class A Ordinary Shares [Member] | Shareholder Approval of Share Consolidation [Member] | Maximum [Member] | Subsequent Event [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, par value (in Dollars per share)		$ 0.0016
Shares issued		45,000,000,000
Class B Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares authorized	[1]						3,125,000	3,125,000
Ordinary shares, par value (in Dollars per share)	[1]						$ 0.0016	$ 0.0016
Shares issued	[1]						62,500
Shares outstanding	[1]						62,500
Class B Ordinary Shares [Member] | Forecast [Member]
Shareholders’ Equity [Line Items]
Shares issued										1
Class B Ordinary Shares [Member] | Subsequent Event [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, par value (in Dollars per share)		$ 0.0001
Shares issued		16
Class B Ordinary Shares [Member] | Lianyue Holding Limited [Member] | Subsequent Event [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, par value (in Dollars per share)											$ 0.167
Shares issued											2,000,000
Class B Ordinary Shares [Member] | Approval of Dual-Class Share Structure [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, par value (in Dollars per share)							$ 0.0001					$ 0.0001
Shares issued							50,000,000
Class B Ordinary Shares [Member] | Approval of Dual-Class Share Structure [Member] | Lianyue Holding Limited [Member]
Shareholders’ Equity [Line Items]
Shares issued							400,000
Class B Ordinary Shares [Member] | Approval of Dual-Class Share Structure [Member] | Patton Holding Group Limited [Member]
Shareholders’ Equity [Line Items]
Shares issued							600,000
Class B Ordinary Shares [Member] | Shareholder Approval of Share Consolidation [Member] | Forecast [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, par value (in Dollars per share)										$ 0.0016
Shares issued										16
Shares outstanding										16
Class B Ordinary Shares [Member] | Shareholder Approval of Share Consolidation [Member] | Subsequent Event [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, par value (in Dollars per share)		$ 0.0016
Shares issued		16
Consolidated shares		1
Class B Ordinary Shares [Member] | Shareholder Approval of Share Consolidation [Member] | Minimum [Member] | Subsequent Event [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, par value (in Dollars per share)		$ 0.0016
Shares issued		3,125,000
Class B Ordinary Shares [Member] | Shareholder Approval of Share Consolidation [Member] | Maximum [Member] | Subsequent Event [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, par value (in Dollars per share)		$ 0.0016
Shares issued		5,000,000,000
Warrant [Member] | Class A Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Shares issued			60,000
Shenzhen Sowell [Member]
Shareholders’ Equity [Line Items]
Percentage of beneficial ownership					20.00%	30.00%
IPO [Member]
Shareholders’ Equity [Line Items]
Net proceeds							$ 7,000,000
IPO [Member] | Class A Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Shares issued			2,000,000
Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares authorized							500,000,000
Ordinary shares, par value (in Dollars per share)			$ 4				$ 0.0001
Shares issued							50,000,000
Gross proceeds (in Dollars)			$ 8,000,000
Ordinary Shares [Member] | Approval of Dual-Class Share Structure [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, par value (in Dollars per share)							$ 0.0001
Ordinary Shares [Member] | Class A Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Shares issued			52,000,000
Shares outstanding			52,000,000
Ordinary Shares [Member] | Class A Ordinary Shares [Member] | Approval of Dual-Class Share Structure [Member]
Shareholders’ Equity [Line Items]
Shares issued							52,000,000

[1]	All share numbers have been retroactively adjusted to reflect the 1-for-16 Share Consolidation, that became effective on June 22, 2026.